Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases
Schedule of maturity profile of the Group's lease liabilities

	2025 €m	2024 €m

Within one year	2,765	2,603

In more than one year but less than two years	2,081	1,984

In more than two years but less than three years	1,756	1,599

In more than three years but less than four years	1,434	1,461

In more than four years but less than five years	965	1,129

In more than five years	3,868	2,366

	12,869	11,142

Effect of discounting	(2,043)	(1,470)

Lease liability - as disclosed in note 21 ‘Borrowings’	10,826	9,672

Schedule of the Group's income as a lessor

	2025 €m	2024 € m	2023 € m

Operating leases

Lease revenue (note 2 ‘Revenue disaggregation and segmental analysis’)	423	463	673

Income from leases not recognised as revenue	36	38	37

Schedule of committed amounts to be received from the Group's operating leases

	Maturity
	Within one year € m	In one to two years € m	In two to three years € m	In three to four years € m	In four to five years € m	In more than five years € m	Total €m

Committed operating lease payments due to the Group as a lessor

31 March 2025	261	98	31	18	11	14	433

31 March 2024	296	121	29	16	9	20	491

31 March 2023	275	114	30	14	7	4	444

Schedule of maturity profile of Group's net investment in leases

	2025 €m	2024 € m

Within one year	106	106

In more than one year but less than two years	82	80

In more than two years but less than three years	59	56

In more than three years but less than four years	51	49

In more than four years but less than five years	42	35

In more than five years	238	17

	578	343

Unearned finance income	(118)	(33)

Net investment in leases - as disclosed in note 14 ‘Trade and other receivables’	460	310